CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income		$ 545.7	$ 488.4	$ 314.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		266.3	237.5	198.7
Amortization of deferred loan charges		11.4	20.2	17.6
Amortization of favorable contracts		70.6	66.9	14.8
Gain on bargain purchase	[1]	0.0	(9.3)	0.0
Unrealized (gain)/ loss related to derivative financial instruments		(32.2)	31.8	99.1
Unrealized foreign exchange gain		(9.4)	(1.7)	0.0
Payment for long term maintenance		(48.0)	(49.8)	(39.1)
Net movement in income taxes		19.2	27.9	(8.6)
Accretion of discount on deferred consideration		17.3	13.3	0.0
Changes in operating assets and liabilities, net of effect of acquisitions
Trade accounts receivable		38.7	49.8	(46.3)
Prepaid expenses and accrued income		8.6	(1.9)	0.0
Trade accounts payable		7.8	15.3	(10.7)
Related party balances		(64.3)	(29.0)	31.4
Other assets		70.0	57.9	9.9
Other liabilities		(12.1)	(45.0)	41.7
Changes in deferred revenue		(17.0)	(12.0)	(14.4)
Other, net		1.2	(0.5)	0.0
Net cash provided by operating activities		873.8	859.8	608.7
Cash Flows from Investing Activities
Additions to newbuildings and drilling units		(13.1)	(18.6)	(31.6)
Acquisition of subsidiaries, net of cash acquired		0.0	(214.7)	(1,137.7)
Loan granted to related parties		0.0	(143.0)	0.0
Purchase of non-controlling interest in Seadrill Operating LP		0.0	0.0	(373.5)
Payment received from loans granted to related parties		103.6	0.0	0.0
Insurance refund		7.1	0.0	0.0
Net cash provided by / (used in) investing activities		97.6	(376.3)	(1,542.8)
Cash Flows from Financing Activities
Net proceeds from long term debt		0.0	0.0	2,825.4
Repayments of long term debt		(105.3)	(97.6)	(472.1)
Debt fees paid		(0.3)	(0.8)	0.0
Net proceeds from related party debt		0.0	143.0	0.0
Repayments of related party debt		(249.5)	(40.3)	(1,588.3)
Proceeds from revolving credit facility		0.0	50.0	0.0
Contingent consideration paid		(59.7)	(26.6)	0.0
Repayments of revolving credit facility		0.0	0.0	(125.9)
Repayments of related party discount notes		0.0	0.0	(399.9)
Cash distributions		(107.3)	(435.3)	(660.2)
Proceeds on issuance of equity, net of fees		0.0	0.0	937.8
Proceeds on issuance of units by Seadrill Capricorn Holdings LLC		0.0	0.0	570.3
Net cash (used in) /provided by financing activities		(522.1)	(407.6)	1,087.1
Effect of exchange rate changes on cash		(0.7)	0.4	0.0
Net increase in cash and cash equivalents		448.6	76.3	153.0
Cash and cash equivalents at beginning of the year		319.0	242.7	89.7
Cash and cash equivalents at the end of year		767.6	319.0	242.7
Supplementary disclosure of cash flow information
Interest paid		196.4	228.6	128.3
Taxes paid		$ 49.0	$ 57.0	$ 42.6

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".